Major Customers and Suppliers	6 Months Ended
Jun. 30, 2021
Major Customers and Suppliers
Major Customers and Suppliers

Note 20 – Major Customers and Suppliers

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the six months ended June 30, 2021, four major customers accounted for approximately 27%, 22%, 21%, and 12% of the Company’s total sales, respectively. For the six months ended June 30,2020, six major customers accounted for approximately 26%, 18%, 14%, 11%, 11% and 11% of the Company’s total sales, respectively

As of June 30,2021, four customers accounted for approximately 33%, 27%, 24% and 10% of the Company’s accounts receivable balance. As of December 31, 2020, four customers accounted for approximately 32%, 22%, 21% and 20% of the Company’s accounts receivable balance.

The Company also had certain major suppliers whose purchases individually represented 10% or more of the Company’s total purchases. For the six months ended June 30, 2021, three major suppliers accounted for approximately 52%, 21% and 10% of the Company’s total purchases, respectively. For the six months ended June 30,2020, two major suppliers accounted for approximately 62% and 12% of the Company’s total purchases, respectively.